Stock-based compensation (Tables)	12 Months Ended
Mar. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of stock-based compensation expenses included in general and administrative expenses
Stock-based compensation expenses included in general and administrative expenses are as follows:

Year ended March 31,	2013	2012	2011
Share option plan (note 24(b))	$1,333	$1,373	$1,455
Senior executive stock option plan (note 24(c))	—	(2,878)	2,878
Deferred performance share unit plan (note 24(d))	—	—	(44)
Restricted share unit plan (note 24(e))	1,275	733	1,603
Directors' deferred stock unit plan (note 24(f))	997	(1,747)	1,484
Stock award plan (note 24(g))	14	256	780
	$3,619	$(2,263)	$8,156

Schedule of stock options activity

	Number of options	Weighted average exercise price $ per share
Outstanding at March 31, 2010	2,250,804	7.84
Granted	260,000	9.77
Exercised(i)	(193,250)	4.98
Forfeited	(120,080)	10.30
Modified(ii)	(550,000)	5.00
Outstanding at March 31, 2011	1,647,474	9.25
Granted	287,700	6.56
Exercised(i)	(8,480)	4.15
Forfeited	(91,900)	10.42
Outstanding at March 31, 2012	1,834,794	8.79
Granted	1,517,400	2.83
Forfeited	(366,472)	9.10
Outstanding at March 31, 2013	2,985,722	5.72

(i)	All stock options exercised resulted in new common shares being issued (note 19(a));

(ii)	550,000 stock options were modified as senior executive stock options on September 22, 2010 (note 24(c)).

Summary of information about stock options outstanding
The following table summarizes information about stock options outstanding at March 31, 2013:

	Options outstanding			Options exercisable
Exercise price	Number	Weighted average remaining life	Weighted average exercise price	Number	Weighted average remaining life	Weighted average exercise price
$2.75	705,600	9.5 years	$2.75	—	—	—
$2.79	750,000	9.2 years	$2.79	—	—	—
$3.69	115,840	6.4 years	$3.69	91,700	6.6 years	$3.69
$4.90	40,000	9 years	$4.90	—	—	—
$5.00	403,982	1.8 years	$5.00	403,982	1.8 years	$5.00
$6.56	188,260	8.1 years	$6.56	42,140	7.4 years	$6.56
$8.28	80,000	6.2 years	$8.28	48,000	6.2 years	$8.28
$8.58	60,000	7.5 years	$8.58	24,000	7.5 years	$8.58
$9.33	125,560	6.5 years	$9.33	79,200	6.6 years	$9.33
$10.13	128,780	7.4 years	$10.13	55,640	7.3 years	$10.13
$13.21	75,000	4.8 years	$13.21	75,000	4.8 years	$13.21
$13.50	194,940	4.6 years	$13.50	194,940	4.6 years	$13.50
$15.37	40,000	5 years	$15.37	40,000	5 years	$15.37
$16.46	50,000	5 years	$16.46	40,000	5 years	$16.46
$16.75	27,760	3.5 years	$16.75	27,760	3.5 years	$16.75
	2,985,722	7.1 years	$5.72	1,122,362	4.2 years	$8.82

Schedule of restricted share unity plan activity

Number of units
Outstanding at March 31, 2010	468,815
Forfeited	(86,339)
Outstanding at March 31, 2011	382,476
Granted	695,086
Settled	(27,850)
Forfeited	(102,022)
Converted from DPSUs (note 24(d))	227,875
Outstanding at March 31, 2012	1,175,565
Granted	625,405
Settled	(345,679)
Forfeited	(364,446)
Outstanding at March 31, 2013	1,090,845

Share option plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of assumptions used to value stock option grants
The fair value of each option granted by the Company was estimated on the grant date using the Black-Scholes option pricing model with the following assumptions:

Year ended March 31,	2013	2012	2011
Number of options granted	1,517,400	287,700	260,000
Weighted average fair value per option granted ($)	1.88	4.38	6.79
Weighted average assumptions:
Dividend yield	Nil %	Nil %	Nil %
Expected volatility	74.52%	75.22%	78.59%
Risk-free interest rate	1.02%	1.32%	2.65%
Expected life (years)	6.4	6.3	6.1

Senior executive stock option plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of assumptions used to value stock option grants
The weighted average assumptions used in estimating the fair value of the senior executive stock options as at March 31, 2013 are as follows:

Year ended March 31,	2013	2012	2011
Number of senior executive stock options	550,000	550,000	550,000
Weighted average fair value per option granted ($)	1.68	2.40	9.30
Weighted average assumptions:
Dividend yield	Nil %	Nil %	Nil %
Expected volatility	71.74%	74.99%	76.74%
Risk-free interest rate	0.26%	0.54%	1.77%
Expected life (years)	2.1	3.1	6.1

Deferred performance share unit plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of stock plan activity

Number of units
Outstanding at March 31, 2010	507,295
Forfeited	(74,776)
Outstanding at March 31, 2011	432,519
Expired	(41,117)
Converted to RSUs (note 24(e))	(391,402)
Outstanding at March 31, 2012 and 2013	—

Directors' deferred share unit plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of stock plan activity

Number of units
Outstanding at March 31, 2010	263,266
Issued	73,752
Outstanding at March 31, 2011	337,018
Issued	128,248
Outstanding at March 31, 2012	465,266
Issued	266,091
Redeemed	(63,413)
Outstanding at March 31, 2013	667,944